---------------------------
                                                 [      OMB APPROVAL       ]
                                                 [-------------------------]
                                                 [OMB Number:     3235-0006]
                                                 [Expires:  August 31, 2012]
                                                 [Estimated average burden ]
                                                 [hours per response...22.6]
                                                 ---------------------------



                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Soros Fund Management LLC
Address:     888 Seventh Avenue
             New York, New York 10106

Form 13F File Number:     028-06420

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Jodye M. Anzalotta
Title:         Assistant General Counsel
Phone:         212-320-5531

Signature, Place, and Date of Signing:

/s/ Jodye M. Anzalotta        New York, New York            February 14, 2012
-----------------------      --------------------          -------------------
     [Signature]                [City, State]                    [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                        1
                                                 ----------

Form 13F Information Table Entry Total:                 145
                                                 ----------

Form 13F Information Table Value Total:          $4,569,087
                                                 ----------
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.          Form 13F File Number          Name
     ---          --------------------          ------------------

     1.           028-10418                     George Soros

                                                 Soros Fund Management LLC
                                                 Form 13F Information Table
                                              Quarter ended December 31, 2011



                                                                                                              VOTING AUTHORITY
                                                 CUSIP       VALUE     SHRS OR    SH/   PUT/   INV.     OTHER
ISSUER                         TITLE OF CLASS    NUMBER     (X$1000)   PRN AMT    PRN   CALL   DISC.    MNGR.   SOLE  SHARED  NONE
----------------------------- ----------------  ---------  --------- -----------  ---   ----   -----    -----   ----  ------  ----
AMC NETWORKS INC              CL A              00164V103  $  1,823       48,505  SH           SOLE       1       X
AU OPTRONICS CORP             SPONSORED ADR     002255107  $  1,170      270,759  SH           SOLE       1       X
ACACIA RESH CORP              ACACIA TCH COM    003881307  $ 14,636      400,873  SH           SOLE       1       X
ACHILLION PHARMACEUTICALS IN  COM               00448Q201  $  3,810      500,000  SH           SOLE       1       X
AEGERION PHARMACEUTICALS INC  COM               00767E102  $    628       37,500  SH           SOLE       1       X
AFFYMAX INC                   COM               00826A109  $  1,322      200,000  SH           SOLE       1       X
AMGEN INC                     COM               031162100  $  1,605       25,000  SH           SOLE       1       X
AMPHENOL CORP NEW             CL A              032095101  $  1,135       25,000  SH           SOLE       1       X
ANALOG DEVICES INC            COM               032654105  $  2,684       75,000  SH           SOLE       1       X
APPLE INC                     COM               037833100  $ 38,475       95,000  SH           SOLE       1       X
APPLIED MICRO CIRCUITS CORP   COM NEW           03822W406  $  1,680      250,000  SH           SOLE       1       X
ARRIS GROUP INC               NOTE 2.000%11/1   04269QAC4  $ 94,696   93,527,000  PRN          SOLE       1       X
ARTHROCARE CORP               COM               043136100  $  2,311       72,952  SH           SOLE       1       X
ASPEN TECHNOLOGY INC          COM               045327103  $  5,205      300,000  SH           SOLE       1       X
BPZ RESOURCES INC             MTNF 6.500% 3/0   055639AB4  $ 39,996   48,675,000  PRN          SOLE       1       X
BAIDU INC                     SPON ADR REP A    056752108  $ 13,802      118,500  SH           SOLE       1       X
BANCO BRADESCO S A            SP ADR PFD NEW    059460303  $  5,004      300,000  SH           SOLE       1       X
BEAM INC                      COM               073730103  $  4,636       90,500  SH           SOLE       1       X
BIOMARIN PHARMACEUTICAL INC   COM               09061G101  $  2,579       75,000  SH           SOLE       1       X
BLUEFLY INC                   COM NEW           096227301  $ 13,965    6,480,070  SH           SOLE       1       X
CME GROUP INC                 COM               12572Q105  $  1,462        6,000  SH           SOLE       1       X
CADENCE DESIGN SYSTEM INC     NOTE 1.500%12/1   127387AF5  $107,416  108,638,000  PRN          SOLE       1       X
CELANESE CORP DEL             COM SER A         150870103  $  2,214       50,000  SH           SOLE       1       X
CERADYNE INC                  NOTE 2.875%12/1   156710AA3  $ 75,005   74,585,000  PRN          SOLE       1       X
CHANGYOU COM LTD              ADS REP CL A      15911M107  $  2,536      110,000  SH           SOLE       1       X
CHARTER COMMUNICATIONS INC D  CL A NEW          16117M305  $ 19,662      345,303  SH           SOLE       1       X
CHINA REAL ESTATE INFO CORP   ADR               16948Q103  $  2,159      533,022  SH           SOLE       1       X
CHURCHILL DOWNS INC           COM               171484108  $  9,413      180,564  SH           SOLE       1       X
CIENA CORP                    NOTE 0.250% 5/0   171779AB7  $202,383  204,427,000  PRN          SOLE       1       X
CIENA CORP                    NOTE 0.875% 6/1   171779AE1  $  6,221    8,185,000  PRN          SOLE       1       X
CIENA CORP                    COM NEW           171779309  $  1,815      150,000  SH           SOLE       1       X
COMVERSE TECHNOLOGY INC       COM PAR $0.10     205862402  $100,956   14,716,666  SH           SOLE       1       X
CTRIP COM INTL LTD            AMERICAN DEP SHS  22943F100  $  5,833      249,260  SH           SOLE       1       X
CUBIST PHARMACEUTICALS INC    COM               229678107  $  1,981       50,000  SH           SOLE       1       X
DAVITA INC                    COM               23918K108  $ 22,743      300,000  SH           SOLE       1       X
DELTA AIR LINES INC DEL       COM NEW           247361702  $ 14,311    1,769,000  SH           SOLE       1       X
DENDREON CORP                 NOTE 2.875% 1/1   24823QAC1  $    701    1,000,000  PRN          SOLE       1       X
DIRECTV                       COM CL A          25490A101  $ 20,288      474,453  SH           SOLE       1       X
DISH NETWORK CORP             CL A              25470M109  $ 31,440    1,103,910  SH           SOLE       1       X
DISH NETWORK CORP             CL A              25470M109  $  7,262      255,000  SH    CALL   SOLE       1       X
DISNEY WALT CO                COM DISNEY        254687106  $  8,156      217,500  SH    CALL   SOLE       1       X
DYNAVAX TECHNOLOGIES CORP     COM               268158102  $  3,320    1,000,000  SH           SOLE       1       X
E HOUSE CHINA HLDGS LTD       ADR               26852W103  $ 12,797    2,997,000  SH           SOLE       1       X
ECHOSTAR CORP                 CL A              278768106  $  4,386      209,454  SH           SOLE       1       X
ELAN PLC                      ADR               284131208  $  4,809      350,000  SH           SOLE       1       X
ENDOCYTE INC                  COM               29269A102  $  2,444      650,000  SH           SOLE       1       X
EXAR CORP                     COM               300645108  $ 43,333    6,666,666  SH           SOLE       1       X
EXPEDIA INC DEL               COM NEW           30212P303  $  9,292      320,210  SH           SOLE       1       X
EXPRESS SCRIPTS INC           COM               302182100  $ 32,300      722,765  SH           SOLE       1       X
EXPRESS SCRIPTS INC           COM               302182100  $ 13,407      300,000  SH    PUT    SOLE       1       X
EXTREME NETWORKS INC          COM               30226D106  $ 23,966    8,207,666  SH           SOLE       1       X
FREEPORT-MCMORAN COPPER & GO  COM               35671D857  $ 13,623      370,300  SH           SOLE       1       X
GENERAL MTRS CO               COM               37045V100  $  9,148      451,300  SH           SOLE       1       X
GENERAL MTRS CO               JR PFD CNV SRB    37045V209  $ 19,068      550,700  SH           SOLE       1       X
GENWORTH FINL INC             COM CL A          37247D106  $     90       13,600  SH           SOLE       1       X
GIANT INTERACTIVE GROUP INC   ADR               374511103  $    510      125,000  SH           SOLE       1       X
GLOBAL EAGLE ACQUISITION COR  UNIT 99/99/9999   37951D201  $  2,012      200,000  SH           SOLE       1       X
GOOGLE INC                    CL A              38259P508  $167,869      259,900  SH           SOLE       1       X
HCA HOLDINGS INC              COM               40412C101  $  2,754      125,000  SH           SOLE       1       X
HEARTWARE INTL INC            COM               422368100  $  1,035       15,000  SH           SOLE       1       X
HOME INNS & HOTELS MGMT INC   SPON ADR          43713W107  $  1,290       50,000  SH           SOLE       1       X
IXIA                          NOTE 3.000%12/1   45071RAB5  $ 37,026   37,685,000  PRN          SOLE       1       X
IDENIX PHARMACEUTICALS INC    COM               45166R204  $  1,899      255,028  SH           SOLE       1       X
INHIBITEX INC                 COM               45719T103  $  1,641      150,000  SH    CALL   SOLE       1       X
INTEROIL CORP                 COM               460951106  $224,697    4,394,622  SH           SOLE       1       X
INTEROIL CORP                 COM               460951106  $  5,880      115,000  SH    CALL   SOLE       1       X
ISHARES INC                   MSCI JAPAN        464286848  $  7,288      800,000  SH    CALL   SOLE       1       X
ISHARES TR                    FTSE CHINA25 IDX  464287184  $  8,718      250,000  SH    CALL   SOLE       1       X
ISHARES TR                    RUSSELL 2000      464287655  $ 47,899      650,000  SH    PUT    SOLE       1       X
JDS UNIPHASE CORP             NOTE 1.000% 5/1   46612JAD3  $232,514  234,566,000  PRN          SOLE       1       X
JDS UNIPHASE CORP             COM PAR $0.001    46612J507  $    302       28,900  SH           SOLE       1       X
JIVE SOFTWARE INC             COM               47760A108  $  1,833      114,550  SH           SOLE       1       X
KEYCORP NEW                   COM               493267108  $ 14,539    1,890,700  SH           SOLE       1       X
KRAFT FOODS INC               CL A              50075N104  $ 12,105      324,000  SH           SOLE       1       X
LIBERTY MEDIA CORPORATION     LIB CAP COM A     530322106  $ 11,385      145,870  SH           SOLE       1       X
LINEAR TECHNOLOGY CORP        NOTE 3.000% 5/0   535678AC0  $131,123  127,769,000  PRN          SOLE       1       X
LINEAR TECHNOLOGY CORP        COM               535678106  $  2,252       75,000  SH           SOLE       1       X
LORAL SPACE & COMMUNICATNS I  COM               543881106  $ 14,375      221,561  SH           SOLE       1       X
LOWES COS INC                 COM               548661107  $  5,964      235,000  SH           SOLE       1       X
MELA SCIENCES INC             COM               55277R100  $  3,690    1,000,000  SH           SOLE       1       X
MEAD JOHNSON NUTRITION CO     COM               582839106  $    928       13,500  SH           SOLE       1       X
MEDCO HEALTH SOLUTIONS INC    COM               58405U102  $ 29,439      526,623  SH           SOLE       1       X
MEDCO HEALTH SOLUTIONS INC    COM               58405U102  $ 11,180      200,000  SH    PUT    SOLE       1       X
MEDICINES CO                  COM               584688105  $ 23,300    1,250,000  SH           SOLE       1       X
MEDICINES CO                  COM               584688105  $  6,524      350,000  SH    CALL   SOLE       1       X
MEDIVATION INC                COM               58501N101  $  2,306       50,000  SH           SOLE       1       X
MELCO CROWN ENTMT LTD         ADR               585464100  $  3,367      350,000  SH           SOLE       1       X
MERCURY COMPUTER SYS          COM               589378108  $ 30,467    2,292,446  SH           SOLE       1       X
MICROCHIP TECHNOLOGY INC      COM               595017104  $  3,663      100,000  SH           SOLE       1       X
MICRON TECHNOLOGY INC         NOTE 1.875% 6/0   595112AH6  $760,407  786,454,000  PRN          SOLE       1       X
MOTOROLA SOLUTIONS INC        COM NEW           620076307  $231,889    5,009,489  SH           SOLE       1       X
MOTOROLA SOLUTIONS INC        COM NEW           620076307  $  6,633      143,300  SH    CALL   SOLE       1       X
NII HLDGS INC                 CL B NEW          62913F201  $  2,767      129,900  SH           SOLE       1       X
NEW ORIENTAL ED & TECH GRP I  SPON ADR          647581107  $  1,203       50,000  SH           SOLE       1       X
ON SEMICONDUCTOR CORP         COM               682189105  $  5,790      750,000  SH           SOLE       1       X
ORBITAL SCIENCES CORP         NOTE 2.438% 1/1   685564AN6  $ 93,205   91,941,000  PRN          SOLE       1       X
OWENS CORNING NEW             COM               690742101  $  6,040      210,300  SH           SOLE       1       X
PMC-SIERRA INC                NOTE 2.250%10/1   69344FAD8  $  4,000    4,000,000  PRN          SOLE       1       X
PARAMETRIC TECHNOLOGY CORP    COM NEW           699173209  $ 11,869      650,000  SH           SOLE       1       X
PARKER HANNIFIN CORP          COM               701094104  $  6,977       91,500  SH           SOLE       1       X
PEPSICO INC                   COM               713448108  $  9,853      148,500  SH           SOLE       1       X
PERFECT WORLD CO LTD          SPON ADR REP B    71372U104  $  1,096      104,724  SH           SOLE       1       X
PFIZER INC                    COM               717081103  $    494       22,837  SH           SOLE       1       X
QUANTUM CORP                  NOTE 3.500%11/1   747906AG0  $ 88,205   89,890,000  PRN          SOLE       1       X
ROVI CORP                     NOTE 2.625% 2/1   779376AB8  $ 42,453   42,400,000  PRN          SOLE       1       X
ROVI CORP                     COM               779376102  $      4          171  SH           SOLE       1       X
SPDR S&P 500 ETF TR           TR UNIT           78462F103  $ 14,125      112,552  SH           SOLE       1       X
SPDR S&P 500 ETF TR           TR UNIT           78462F103  $ 40,160      320,000  SH    CALL   SOLE       1       X
SPDR S&P 500 ETF TR           TR UNIT           78462F103  $181,975    1,450,000  SH    PUT    SOLE       1       X
SPDR GOLD TRUST               GOLD SHS          78463V107  $ 12,988       85,450  SH           SOLE       1       X
SANDISK CORP                  NOTE 1.000% 5/1   80004CAC5  $347,728  351,909,000  PRN          SOLE       1       X
SANDISK CORP                  COM               80004C101  $  4,921      100,000  SH           SOLE       1       X
SARA LEE CORP                 COM               803111103  $ 17,558      928,000  SH           SOLE       1       X
SOHU COM INC                  COM               83408W103  $  2,000       40,000  SH           SOLE       1       X
STANLEY BLACK & DECKER INC    COM               854502101  $  1,994       29,500  SH           SOLE       1       X
STEEL DYNAMICS INC            COM               858119100  $ 13,150    1,000,000  SH           SOLE       1       X
TASMAN METALS LTD             COM               87652B103  $  2,633    1,666,666  SH           SOLE       1       X
TELECOM ARGENTINA S A         SPON ADR REP B    879273209  $  3,013      168,500  SH           SOLE       1       X
TERADATA CORP DEL             COM               88076W103  $  3,784       78,000  SH           SOLE       1       X
TEXAS INSTRS INC              COM               882508104  $ 17,466      600,000  SH           SOLE       1       X
TIME WARNER CABLE INC         COM               88732J207  $    292        4,586  SH           SOLE       1       X
TRANSATLANTIC HLDGS INC       COM               893521104  $  1,122       20,500  SH           SOLE       1       X
TRIPADVISOR INC               COM               896945201  $  9,240      366,510  SH           SOLE       1       X
UNITED STATES STL CORP NEW    COM               912909108  $  7,036      265,900  SH           SOLE       1       X
VANCEINFO TECHNOLOGIES INC    ADR               921564100  $  1,361      150,000  SH           SOLE       1       X
VIACOM INC NEW                CL B              92553P201  $  5,177      114,000  SH           SOLE       1       X
VISTEON CORP                  COM NEW           92839U206  $ 12,483      249,950  SH           SOLE       1       X
VIVUS INC                     COM               928551100  $  2,438      250,000  SH    CALL   SOLE       1       X
WALGREEN CO                   COM               931422109  $ 16,530      500,000  SH    CALL   SOLE       1       X
WELLCARE HEALTH PLANS INC     COM               94946T106  $  1,838       35,000  SH           SOLE       1       X
WELLS FARGO & CO NEW          COM               949746101  $ 33,072    1,200,000  SH           SOLE       1       X
WESTERN DIGITAL CORP          COM               958102105  $  2,569       83,000  SH    CALL   SOLE       1       X
WESTPORT INNOVATIONS INC      COM NEW           960908309  $107,301    3,228,063  SH           SOLE       1       X
WILLIAMS COS INC DEL          COM               969457100  $    604       18,300  SH           SOLE       1       X
XYLEM INC                     COM               98419M100  $  4,470      174,000  SH           SOLE       1       X
YPF SOCIEDAD ANONIMA          SPON ADR CL D     984245100  $ 29,834      860,255  SH           SOLE       1       X
YAHOO INC                     COM               984332106  $  2,903      180,000  SH           SOLE       1       X
YAHOO INC                     COM               984332106  $  8,549      530,000  SH    CALL   SOLE       1       X
CREDICORP LTD                 COM               G2519Y108  $  5,177       47,294  SH           SOLE       1       X
DELPHI AUTOMOTIVE PLC         SHS               G27823106  $ 11,158      518,000  SH           SOLE       1       X
MICHAEL KORS HLDGS LTD        SHS               G60754101  $  4,297      157,700  SH           SOLE       1       X
SEAGATE TECHNOLOGY PLC        SHS               G7945M107  $  4,920      300,000  SH           SOLE       1       X
SEAGATE TECHNOLOGY PLC        SHS               G7945M107  $  3,223      196,500  SH    CALL   SOLE       1       X
ADECOAGRO S A                 COM               L00849106  $209,926   25,384,049  SH           SOLE       1       X
CLICKSOFTWARE TECHNOLOGIES L  ORD               M25082104  $  8,311      866,666  SH           SOLE       1       X


Total Fair Market Value (in thousands):                    $4,569,087



The following investment managers that are required to file a report pursuant to
Section 13 (f) of the Securities and Exchange Act of 1934 ("Section 13 (f)") exercise investment discretion with respect to certain securities held in accounts for which Soros Fund Management LLC ("SFM LLC") acts as principal investment manager, and certain limited partnerships in which such accounts are directly or indirectly partners, and such managers will report such positions on their reports:


     028-12922 Algebris Investments (UK) LLP
     028-14061 Bristol Investment Partners LLC
     028-12212 Discovery Capital Management, LLC
     028-11106 EAC Management LP
     028-11685 Goodman & Company, Investment Counsel Ltd.
     028-06256 Martin Currie Investment Management Ltd.
     028-13693 Realm Partners LLC
     028-13383 Round Table Investment Management Company, LP
     028-10804 RR Partners LP
     028-05395 Select Equity Group, Inc.